Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	[1],[2]			¥ 426
Mizuho Financial Group, Inc. | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			¥ 500
Net operating loss carryforwards tax effected			¥ 24
Operating loss carryforwards, expiration date			Mar. 31, 2032
Mizuho Bank Limited | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		¥ 456
Net operating loss carryforwards tax effected		¥ 16
Operating loss carryforwards, expiration date		Mar. 31, 2034

[1]	Net operating loss carryforwards related to Japanese local taxes recorded at MHBK in the fiscal year ended March 31, 2024 in the amount of ¥456 billion (tax effected ¥16 billion) are not included in the table. The net operating loss carryforwards will mostly expire during the fiscal year ending March 31, 2034.
[2]	Net operating loss carryforwards related to Japanese local taxes recorded at MHFG in the fiscal year ended March 31, 2022 in the amount of ¥500 billion (tax effected ¥24 billion) are not included in the table. The net operating loss carryforwards are fully offset by valuation allowance and will mostly expire during the fiscal year ending March 31, 2032.